Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Accounting Pronouncement [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Accounting Pronouncements

Revenue from Contracts with Customers. In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)." The new revenue standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 2017. The Company has assessed the effect of this new guidance on its tariff-based sales, bundled arrangements and alternative revenue programs and is not aware of any issues that would have a material impact on the timing of revenue recognition. The new standard will not have a material impact on the Company's results of operations and financial position but will change the income statement presentation of revenues and require new disclosures. The Company adopted the new standard beginning in the first quarter of 2018 utilizing the modified retrospective transition method.
Leases. In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)." The main difference between current lease accounting and Topic 842 is the recognition of right-of-use assets and lease liabilities by lessees for those leases classified as operating leases under current accounting guidance. Lessees, such as the Company, will need to recognize a right-of-use asset and a lease liability for virtually all of their leases, other than leases that meet the definition of a short-term lease. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, Topic 842 retains a dual model, requiring leases to be classified as either operating or finance. Operating leases will result in straight-line expense, while finance leases will result in a front-loaded expense pattern, similar to current capital leases. Classification of operating and finance leases will be based on criteria that are largely similar to those applied in current lease guidance but without the explicit thresholds. The new guidance is effective for fiscal years beginning after December 2018. The new guidance must be adopted using a modified retrospective transition method and provides for certain practical expedients. Transition will require application of the new guidance at the beginning of the earliest comparative period presented. The Company has started evaluating its current lease contracts. The Company has not quantified the impact on its Consolidated Financial Statements, but it anticipates an increase in the recognition of right-of-use assets and lease liabilities.

In January 2018, the FASB issued ASU 2018-01, "Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842," which is an amendment to ASU 2016-02. Land easements (also commonly referred to as rights of way) represent the right to use, access or cross another entity's land for a specified purpose. This new guidance permits an entity to elect a transitional practical expedient, to be applied consistently, to not evaluate under Topic 842 land easements that exist or expired before the entity's adoption of Topic 842 and that were not previously accounted for as leases under ASC 840, "Leases." Once Topic 842 is adopted, an entity is required to apply Topic 842 prospectively to all new (or modified) land easements to determine whether the arrangement should be accounted for as a lease. ASU 2018-01 is effective for fiscal years beginning after December 2018. The Company intends to elect this practical expedient during its adoption of Topic 842.

Employee Share-based Payment Accounting. In March 2016, the FASB issued ASU 2016-09, "Improvements to Employee Share-Based Payment Accounting," which amends ASC Topic 718, "Compensation - Stock Compensation." ASU 2016-09 includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements. The Company adopted this standard in the first quarter of 2017.

The new guidance, among other requirements, requires the following.

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All of the tax effects related to share-based payments at settlement (or expiration) should be recorded through the income statement. Previously, tax benefits in excess of compensation cost, or windfalls, were recorded in equity, and tax deficiencies, or shortfalls, were recorded in equity to the extent of previous windfalls and then to the income statement. Under the new guidance, the windfall tax benefit is recorded when it arises, subject to normal valuation allowance considerations. This change is required to be applied on a modified retrospective basis, with a cumulative effect adjustment to opening retained earnings. Excess tax benefits are to be reported as operating activities on the statement of cash flows, which is a change from the previous requirement to present windfall tax benefits as an inflow from financing activities and an outflow from operating activities. As a result of adopting ASU 2016-09, the Company recorded a cumulative effect of $22.3 million as a deferred tax asset with an offset in retained earnings in the Consolidated Balance Sheets. Going forward, tax benefits in excess of compensation cost previously recorded in equity will be recorded within the income statement, and the related cash impact will be recorded as an operating activity within the statement of cash flows.

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Employee taxes paid when an employer withholds shares for tax-withholding purposes should be classified as a financing activity in the statement of cash flows, and this change should be applied retrospectively. As a result of the adoption, the Company reclassified shares withheld for employee taxes of $0.1 million and $1.7 million in 2016 and 2015, respectively, from operating activities to financing activities in the Consolidated Statements of Cash Flows. Going forward, shares withheld for employee taxes will be classified as a financing activity within the statement of cash flows.

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A policy election between recognizing forfeited awards as they occur or estimating the number of awards expected to be forfeited should be made and disclosed. The Company will continue to estimate forfeitures in accounting for stock-based compensation.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. In May 2017, the FASB issued ASU 2017-07, "Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost." The new guidance is designed to improve the reporting of pension and other postretirement benefit costs by bifurcating the components of net benefit expense between those that are attributed to compensation for service and those that are not.  The service cost component of benefit expense continues to be presented within operating income, but entities are now required to present the other components of benefit expense as non-operating within the income statement.  Additionally, the new guidance only permits the capitalization of the service cost component of net benefit expense. The accounting change is required to be applied on a retrospective basis for the presentation of components of net benefit cost and on a prospective basis for the capitalization of only the service cost component of net benefit costs.  The Company adopted the new guidance beginning in the first quarter of 2018, and, as a result, presents the service cost component of net benefit expense in operating income and the other components of net benefit expense as non-operating within its Consolidated Statements of Income. Further, as required by ASU 2017-07, the Company adjusted prior year income statements presentation of the net benefit expense components, which were previously presented in total within Other Operation and Maintenance on the Company's Consolidated Statements of Income. The Company elected the practical expedient allowed by ASU 2017-07 to utilize amounts disclosed in the Company's retirement plans and postretirement benefit plans note for prior periods as the estimation basis for applying the retrospective presentation requirements. Also, as required by ASU 2017-07, the Company only capitalizes the service cost component of net benefit expense, beginning in the first quarter of 2018. Capitalized amounts for prior periods were not adjusted, as this change was implemented on a prospective basis.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. In February 2018, the FASB issued ASU 2018-02, "Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income" that permits a reclassification from accumulated other comprehensive income to retained earnings of the stranded tax effects resulting from application of the new federal corporate income tax rate, resulting from the 2017 Tax Act. Prior to ASU 2018-02, GAAP required the remeasurement of deferred tax assets and liabilities as a result of a change in tax laws or rates to be presented in net income from continuing operations. Adjusting temporary differences originally recorded to accumulated other comprehensive income through continuing operations resulted in a disproportionate effect lodged in accumulated other comprehensive income.  Under ASU 2018-02, entities are permitted, but not required, to reclassify from accumulated other comprehensive income to retained earnings those stranded tax effects resulting from the 2017 Tax Act.  ASU 2018-02 is effective for all entities for fiscal years beginning after December 2018 and interim periods within those fiscal years. Early adoption is permitted. The amendments would be applied either at the beginning of the period of adoption or retrospectively to each period in which the effect of the change in the federal corporate income tax rate is recognized. The Company adopted the new standard for the year ended December 31, 2017.  As a result of the adoption, the Company reclassified $4.5 million of deferred tax assets from accumulated other comprehensive income to retained earnings in the Consolidated Balance Sheets.